Consolidated Statement of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow

The following chart describes non-cash transactions related to the Consolidated Statement of Cash Flow:

Amounts in US$‘000	2020	2019	2018
(Decrease) Increase in asset retirement obligation	(1,812)	13,299	(4,355)
(Decrease) Increase in provisions for other long-term liabilities	(1,051)	1,867	(60)
Purchase of property, plant and equipment	—	(733)	1,100

Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow

Changes in working capital shown in the Consolidated Statement of Cash Flow are disclosed as follows:

Amounts in US$‘000	2020	2019	2018
Decrease (Increase) in Inventories	1,220	(1,675)	511
Decrease (Increase) in Trade receivables	3,190	(27,839)	3,423
Decrease (Increase) in Prepayments and other receivables and Other assets	38,742	(27,547)	(36,061)
Customer advance repayments (a)	—	—	(10,000)
Security deposit utilized	—	—	15,600
(Decrease) Increase in Trade and other payables	(48,392)	11,964	20,169
	(5,240)	(45,097)	(6,358)
(a)

In December 2015, the Colombian subsidiary entered into a prepayment agreement with Trafigura under which GeoPark sells and deliver a portion of its Colombian crude oil production. Funds committed were repaid by the Group on a monthly basis through oil deliveries until December 2018.

Schedule of reconciliation of liabilities arising from cash flow activities

The following chart shows the movements in the borrowings, lease liabilities and payables to related parties for each of the periods presented:

		Lease	Payables to
Amounts in US$‘000	Borrowings	Liabilities	related parties	Total
At January 1, 2018	426,204	—	31,184	457,388
Proceeds from borrowings	36,017	—	—	36,017
Accrual of borrowing's interests	28,842	—	1,602	30,444
Exchange difference	(2)	—	4,333	4,331
Foreign currency translation	(1,291)	—	(4,333)	(5,624)
Principal paid	(15,073)	—	—	(15,073)
Interest paid	(27,695)	—	—	(27,695)
Payments to related parties	—	—	(32,786)	(32,786)
At December 31, 2018	447,002	—	—	447,002
Initial recognition of lease liabilities	—	14,610	—	14,610
Addition to lease liabilities	—	2,496	—	2,496
Accrual of borrowing's interests	29,940	—	—	29,940
Exchange difference	5	566	—	571
Foreign currency translation	(639)	7	—	(632)
Unwinding of discount	—	419	—	419
Principal paid	(9,790)	—	—	(9,790)
Interest paid	(29,099)	—	—	(29,099)
Lease payments	—	(4,855)	—	(4,855)
At December 31, 2019	437,419	13,243	—	450,662
Proceeds from borrowings	350,000	—	—	350,000
Debt issuance costs paid	(7,507)	—	—	(7,507)
Acquisitions (Note 36.1)	—	17,851	—	17,851
Addition to lease liabilities	—	561	—	561
Accrual of borrowing's interests	48,232	—	—	48,232
Exchange difference	—	466	—	466
Foreign currency translation	(2,389)	(1,641)	—	(4,030)
Unwinding of discount	—	1,247	—	1,247
Principal paid	(3,575)	—	—	(3,575)
Interest paid	(37,594)	—	—	(37,594)
Lease payments	—	(9,380)	—	(9,380)
At December 31, 2020	784,586	22,347	—	806,933